Nov. 13, 2020
American Beacon Small Cap Value Fund

American Beacon Small Cap Value Fund

Supplement dated

November 13, 2020 to the

Prospectus, Summary Prospectus, and Statement of Additional Information,

each dated February 28, 2020, as previously amended or supplemented

Effective December 31, 2020, John P. Harloe of Barrow, Hanley, Mewhinney & Strauss, LLC will no longer serve as a portfolio manager for the American Beacon Small Cap Value Fund. Accordingly, effective December 31, 2020, all references to Mr. Harloe in the Prospectus, Summary Prospectus, and Statement of Additional Information are deleted.